Summary of Significant Accounting Policies (Details) - Schedule of Operating Segments - Business Acquisition [Member]	6 Months Ended
Jun. 30, 2023
Distribution Business [Member]
Segment Reporting Information [Line Items]
Scope of Service	Insurance Brokerage Business
Business Activities	– Facilitating the placement of insurance to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from insurance companies.
Platform Business [Member]
Segment Reporting Information [Line Items]
Scope of Service	– Asset Management Business
Business Activities	– Providing access to financial products and services to licensed brokers. – Providing operational support for the submission and processing of product applications. – Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc. – Providing training resources and materials. – Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services.
Platform Business Two [Member]
Segment Reporting Information [Line Items]
Scope of Service	– Money Lending Service
Business Activities	– Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers.
Platform Business Three [Member]
Segment Reporting Information [Line Items]
Scope of Service	– Real Estate Agency Service
Business Activities	– Solicitation of real estate sales for the developers, in exchange for commissions.
Fintech Business [Member]
Segment Reporting Information [Line Items]
Scope of Service	Investment Holding
Business Activities	Managing an ensemble of fintech investments.
Healthcare Business [Member]
Segment Reporting Information [Line Items]
Scope of Service	Investment Holding
Business Activities	Managing an ensemble of healthcare-related investments.